Revenue From Contracts With Customers - Analysis of Group's Revenue Streams (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 4,129	£ 4,513	£ 4,552
Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,039	2,188	2,200
Courseware [member] | School courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	677	704	718
Courseware [member] | Higher education courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,186	1,302	1,299
Courseware [member] | English courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	176	182	183
Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,345	1,365	1,344
Assessments [member] | School and higher education assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	602	634	667
Assessments [member] | Clinical Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	185	192	183
Assessments [member] | Professional and English Certification [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	558	539	494
Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	745	960	1,008
Services [member] | School Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	337	333	319
Services [member] | Higher Education Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	313	319	344
Services [member] | English Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	95	308	345
North America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,784	2,929	2,981
North America [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,436	1,560	1,586
North America [member] | Courseware [member] | School courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	378	394	418
North America [member] | Courseware [member] | Higher education courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,042	1,146	1,147
North America [member] | Courseware [member] | English courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	16	20	21
North America [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	816	842	854
North America [member] | Assessments [member] | School and higher education assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	332	355	378
North America [member] | Assessments [member] | Clinical Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	140	146	143
North America [member] | Assessments [member] | Professional and English Certification [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	344	341	333
North America [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	532	527	541
North America [member] | Services [member] | School Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	288	274	259
North America [member] | Services [member] | Higher Education Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	244	253	269
North America [member] | Services [member] | English Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue			13
Core [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	806	815	803
Core [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	317	324	330
Core [member] | Courseware [member] | School courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	172	171	173
Core [member] | Courseware [member] | Higher education courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	87	93	92
Core [member] | Courseware [member] | English courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	58	60	65
Core [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	442	440	420
Core [member] | Assessments [member] | School and higher education assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	247	256	268
Core [member] | Assessments [member] | Clinical Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	45	46	40
Core [member] | Assessments [member] | Professional and English Certification [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	150	138	112
Core [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	47	51	53
Core [member] | Services [member] | School Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2	5	6
Core [member] | Services [member] | Higher Education Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	40	34	29
Core [member] | Services [member] | English Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	5	12	18
Growth [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	539	769	768
Growth [member] | Courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	286	304	284
Growth [member] | Courseware [member] | School courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	127	139	127
Growth [member] | Courseware [member] | Higher education courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	57	63	60
Growth [member] | Courseware [member] | English courseware [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	102	102	97
Growth [member] | Assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	87	83	70
Growth [member] | Assessments [member] | School and higher education assessments [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	23	23	21
Growth [member] | Assessments [member] | Professional and English Certification [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	64	60	49
Growth [member] | Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	166	382	414
Growth [member] | Services [member] | School Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	47	54	54
Growth [member] | Services [member] | Higher Education Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	29	32	46
Growth [member] | Services [member] | English Services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	£ 90	£ 296	£ 314